EFMT DEPOSITOR LLC ABS-15G

Exhibit 99.03

Schedule 7. Canopy Data Compare Report

Loan ID	Seller Loan ID	Investor Loan ID	Field Name	Verified Value	Bid Tape Value
2144463			Note Date	xxx	xxx
2158224			Prepayment Penalty Total Term	36	0
2137571			Property Type	Two to Four Unit	Single Family Detached
2144459			Property Type	Two to Four Unit	Single Family Detached
2140009			Qualifying Total Debt Income Ratio	45.77	49.659